Biological assets	12 Months Ended
Dec. 31, 2018
Disclosure of Agriculture [Abstract]
Biological assets
Note 13
Biological assets

The Company recorded under Current biological assets the agricultural activities (grapes) derived from production of plantations that will be destined to be an input to the following process of the wine production.

The costs associated to the agricultural activities (grapes) are accumulated to the harvest date.

The valuation of current biological assets is described in
Note 2 - Summary of significant accounting policies, 2.10
.

The movement of
current biological assets
is detailed as follows:

ThCh $
As of January 1 2017
Historic cost	7,948,379
Book Value	7,948,379

As of December 31, 2017
Acquisitions	18,440,177
Decreases due to harvesting	(18,230,868)
Changes	209,309
Book Value	8,157,688

As of December 31, 2017
Historic cost	8,157,688
Book Value	8,157,688

As of December 31, 2018
Acquisitions	20,871,261
Decreases due to harvesting	(20,634,418)
Other increases (decreases) (1)	95,342
Changes	332,185
Book Value	8,489,873

As of December 31, 2018
Historic cost	8,489,873
Book Value	8,489,873
(1) Mainly corresponds to the financial effect of the application IAS 29 “Financial reporting in hyperinflationary economies”. See
Note 4 - Accounting changes, letter b)
.